State Street SPDR Portfolio SP 600 Small Cap ETF Expense Example - State Street SPDR Portfolio SP 600 Small Cap ETF - State Street SPDR Portfolio SP 600 Small Cap ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39